Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Fangdd Network Group Ltd.
Entity Central Index Key	0001750593
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023